8. Income Tax Provision (Details)	Dec. 31, 2018 USD ($)
Income Tax Disclosure [Abstract]
Expected income tax benefit from NOL carry-forwards	$ 728,094
Less valuation allowance	(728,094)
Deferred tax assets, net of valuation allowance	$ 0